Condensed Financial Information of the Parent Company (Details 2) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Operating activities
Net profit	$ (233,938)	$ 471,481	$ 176,029	$ 1,150,574
Changes in operating assets and liabilities:
Accounts and other receivables, net	691,525	(291,996)	(106,724)	(704,819)
Trade and other payables	(283,198)	618,416	1,938,770	(262,808)
Net cash provided by operating activities	2,842,539	955,980	5,435,418	3,149,059
Net increase in cash and cash equivalents, and restricted cash	(1,188,799)	(257,378)	1,223,127	(3,774,257)
Cash and cash equivalents, and restricted cash at beginning of year	5,461,565	4,238,438	4,238,438	8,012,695
Cash and cash equivalents, and restricted cash at end of year	4,272,766	3,981,060	5,461,565	4,238,438
Parent [member]
Operating activities
Net profit			172,921
Adjustments to reconcile to net income to net cash used in operating activities
Equity gain of subsidiaries			(349,783)
Changes in operating assets and liabilities:
Accounts and other receivables, net			(390,000)
Trade and other payables			1,029,347
Net cash provided by operating activities			462,485
Net increase in cash and cash equivalents, and restricted cash			462,485
Cash and cash equivalents, and restricted cash at beginning of year	$ 462,485
Cash and cash equivalents, and restricted cash at end of year			$ 462,485